Sales of Receivables	12 Months Ended
Dec. 31, 2012
Sales of Receivables [Abstract]
SALES OF RECEIVABLES

NOTE 5 — SALES OF RECEIVABLES

Holdings has factoring agreements arranged by seven customers with eight banks. Under these agreements, Holdings has the ability to sell undivided interests in certain of its receivables to the banks which in turn have the right to sell an undivided interest to a financial institution or other third party. Holdings enters into these relationships at its discretion as part of its overall customer agreements and cash management activities. Pursuant to these agreements, $307.5 million of receivables were sold during the Successor year ended December 31, 2012. $30.0 million of receivables were sold during the Predecessor period January 1, 2011 through January 25, 2011 and $250.7 million were sold during the Successor year ended December 31, 2011 for a total of $280.7 million for the Combined Year Ended December 31, 2011.

If receivables had not been factored, $218.1 million and $171.3 million of additional receivables would have been outstanding at December 31, 2012 and 2011, respectively. Holdings retained no rights or interest, and has no obligations, with respect to the sold receivables. Holdings does not service the receivables after the sales.

The sales of receivables were accounted for as a sale and were removed from the balance sheet at the time of the sales. The costs of the sales were discounts deducted by the factoring companies and accounted for as a loss on sale. These costs were $6.2 million during the Successor year ended December 31, 2012. These costs were $0.5 million during the Predecessor period January 1, 2011 through January 25, 2011 and $4.1 million for the Successor year ended December 31, 2011, for a total of $4.6 million for the Combined Year Ended December 31, 2011. These costs were $3.9 million during the Predecessor year ended December 31, 2010. These costs are recorded in the consolidated statements of comprehensive income (loss) in “Miscellaneous, net” and included as an operating activity in the consolidated statements of cash flows.